ICON ASIA-PACIFIC REGION FUND
FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON ASIA-PACIFIC REGION FUND (USD $)	Class A, ICON Asia-Pacific Region Fund	Class C, ICON Asia-Pacific Region Fund	Class S, ICON Asia-Pacific Region Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON ASIA-PACIFIC REGION FUND		Class A, ICON Asia-Pacific Region Fund	Class C, ICON Asia-Pacific Region Fund	Class S, ICON Asia-Pacific Region Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.80%	2.40%	0.59%
Total Annual Fund Operating Expenses		3.05%	4.40%	1.59%
Expense Reimbursements		(1.24%)	(1.85%)
Total Annual Fund Operating Expenses	[1]	1.81%	2.55%	1.59%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON ASIA-PACIFIC REGION FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Asia-Pacific Region Fund	Class A	842	1,112	1,499	2,735
Class C, ICON Asia-Pacific Region Fund	Class C	358	793	1,355	3,112
Class S, ICON Asia-Pacific Region Fund	Class S	162	502	866	1,890

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON ASIA-PACIFIC REGION FUND Class C, ICON Asia-Pacific Region Fund	Class C	258	793	1,355	3,112

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.03% of the average value of the portfolio.
Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON ASIA-PACIFIC REGION FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return Before Taxes		Feb. 25, 1997	(20.80%)	(2.72%)	6.61%	1.69%
Return Before Taxes Class A, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class A			May 31, 2006	(25.48%)	(4.12%)		(2.44%)
Return Before Taxes Class C, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class C			Jan. 25, 2008	(22.51%)			(6.68%)
Return After Taxes on Distributions Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return After Taxes on Distributions		Feb. 25, 1997	(20.85%)	(3.56%)	6.13%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb. 25, 1997	(13.45%)	(2.49%)	5.70%	1.38%
MSCI All Country Asia-Pacific Index Class S, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class S	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 25, 1997	(14.92%)	(1.64%)	7.38%	2.09%
MSCI All Country Asia-Pacific Index Class A, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class A	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(14.92%)	(1.64%)		0.40%
MSCI All Country Asia-Pacific Index Class C, ICON Asia-Pacific Region Fund	ICON Asia-Pacific Region Fund Class C	MSCI All Country Asia-Pacific Index	(reflects no deduction for fees, expenses, or taxes)	Jan. 25, 2008	(14.92%)			(3.54%)

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON EUROPE FUND
ICON EUROPE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON EUROPE FUND (USD $)	Class A, ICON Europe Fund	Class C, ICON Europe Fund	Class S, ICON Europe Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON EUROPE FUND		Class A, ICON Europe Fund	Class C, ICON Europe Fund	Class S, ICON Europe Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		10.04%	17.88%	0.54%
Total Annual Fund Operating Expenses		11.29%	19.88%	1.54%
Expense Reimbursements		(9.49%)	(17.36%)
Total Annual Fund Operating Expenses	[1]	1.80%	2.52%	1.54%
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON EUROPE FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Europe Fund	Class A	841	1,109	1,493	3,708
Class C, ICON Europe Fund	Class C	355	784	1,340	4,831
Class S, ICON Europe Fund	Class S	157	487	839	1,835

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON EUROPE FUND Class C, ICON Europe Fund	Class C	255	784	1,340	4,831

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.94% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2011 -31.40%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON EUROPE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Europe Fund	ICON Europe Fund Class S	Return Before Taxes		Feb. 20, 1997	(19.08%)	(8.58%)	5.61%	4.49%
Return Before Taxes Class A, ICON Europe Fund	ICON Europe Fund Class A			May 31, 2006	(23.86%)	(9.95%)		(6.51%)
Return Before Taxes Class C, ICON Europe Fund	ICON Europe Fund Class C			Jan. 25, 2008	(20.79%)			(11.15%)
Return After Taxes on Distributions Class S, ICON Europe Fund	ICON Europe Fund Class S	Return After Taxes on Distributions		Feb. 20, 1997	(19.29%)	(9.52%)	4.95%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Europe Fund	ICON Europe Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb. 20, 1997	(12.14%)	(7.28%)	4.81%	3.38%
MSCI Europe Index Class S, ICON Europe Fund	ICON Europe Fund Class S	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 20, 1997	(10.50%)	(4.63%)	4.89%	4.88%
MSCI Europe Index Class A, ICON Europe Fund	ICON Europe Fund Class A	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(10.50%)	(4.63%)		(1.23%)
MSCI Europe Index Class C, ICON Europe Fund	ICON Europe Fund Class C	MSCI Europe Index	(reflects no deduction for fees, expenses, or taxes)	Jan. 25, 2008	(10.50%)			(6.27%)

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INTERNATIONAL EQUITY FUND
ICON INTERNATIONAL EQUITY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INTERNATIONAL EQUITY FUND (USD $)		Class A, ICON International Equity Fund		Class C, ICON International Equity Fund	Class S, ICON International Equity Fund
Shareholder Fees Column [Text]		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%	[2]	none	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none	[3]
Redemption Fee ($15 fee applicable for wire redemptions only)		none	[2]	none	none	[3]
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[3]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INTERNATIONAL EQUITY FUND		Class A, ICON International Equity Fund		Class C, ICON International Equity Fund	Class S, ICON International Equity Fund
Management Fees		1.00%	[1]	1.00%	1.00%	[2]
Distribution and/or Service (12b-1) Fees		0.25%	[1]	1.00%	none	[2]
Other Expenses		0.78%	[1]	0.64%	0.45%	[2]
Total Annual Fund Operating Expenses		2.03%	[1]	2.64%	1.45%	[2]
Expense Reimbursements		(0.23%)	[1]	(0.09%)		[2]
Total Annual Fund Operating Expenses	[3]	1.80%	[1]	2.55%	1.45%	[2]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.
[3]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective with this Prospectus, Class I merged with and into Class A and Class S merged with and into Class Z and Class Z was renamed Class S.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INTERNATIONAL EQUITY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year		3 Years		5 Years		10 Years
Class A, ICON International Equity Fund	Class A	841	[1]	1,109	[1]	1,493	[1]	2,598	[1]
Class C, ICON International Equity Fund	Class C	358		793		1,355		2,895
Class S, ICON International Equity Fund	Class S	148	[2]	459	[2]	793	[2]	1,736	[2]
[1]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class A before the share class merger.
[2]	The information presented is as of September 30, 2011 (the Fund's fiscal year end) for Class Z before the share class merger and name change.

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INTERNATIONAL EQUITY FUND Class C, ICON International Equity Fund	Class C	258	793	1,355	2,895

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.46% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks.

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares	[1]
Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2011 -29.78%

Average Annual Total Returns for the Periods ended 12/31/11	[1]
Average Annual Total Returns ICON INTERNATIONAL EQUITY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return Before Taxes		Feb. 18, 1997	(22.47%)	(6.14%)	6.21%	4.90%
Return Before Taxes Class C, ICON International Equity Fund	ICON International Equity Fund Class C			Feb. 19, 2004	(24.54%)	(7.27%)		1.33%
Return Before Taxes Class A, ICON International Equity Fund	ICON International Equity Fund Class A			May 31, 2006	(27.35%)	(7.64%)		(5.17%)
Return After Taxes on Distributions Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return After Taxes on Distributions		Feb. 18, 1997	(22.88%)	(6.94%)	5.38%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON International Equity Fund	ICON International Equity Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb. 18, 1997	(14.63%)	(5.26%)	5.28%	3.82%
MSCI ACWI ex-U.S. Class S, ICON International Equity Fund	ICON International Equity Fund Class S	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	Feb. 18, 1997	(13.33%)	(2.48%)	6.76%	4.40%
MSCI ACWI ex-U.S. Class C, ICON International Equity Fund	ICON International Equity Fund Class C	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	Feb. 19, 2004	(13.33%)	(2.48%)		5.32%
MSCI ACWI ex-U.S. Class A, ICON International Equity Fund	ICON International Equity Fund Class A	MSCI ACWI ex-U.S.	(reflects no deduction for fees, expenses, or taxes)	May 31, 2006	(13.33%)	(2.48%)		(4.15%)

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. The information presented in the bar chart and the table is that of Class Z before the merger and name change and Class A before the merger.